Employee Compensation - Pension and Other Employee Future Benefits (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Plan Information for Past Two Years
A summary of plan information for the past two years is as follows:

(Canadian $ in millions)	Pension plans		Other employee future benefit plans
	2025	2024	2025	2024
Defined benefit obligation	$8,582	$8,365	$950	$954
Fair value of plan assets	9,708	9,431	248	245
Net surplus (deficit)	1,126	1,066	(702)	(709)
Effect of asset ceiling	–	(3)	(74)	(110)
Net surplus (deficit), net of the effect of the asset ceiling	$1,126	$1,063	$(776)	$(819)
Net surplus (deficit) comprises:
Funded or partially funded plans	1,271	1,223	87	44
Unfunded plans	(145)	(160)	(863)	(863)
Net surplus (deficit), net of the effect of the asset ceiling	$1,126	$1,063	$(776)	$(819)

Summary of Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)	Pension plans		Other employee future benefit plans
	2025	2024	2025	2024
Annual benefits expense
Current service cost	$177	$153	$6	$5
Net interest (income) expense (1)	(51)	(61)	38	40
Impact of plan amendments	(19)	–	–	(84)
Administrative expenses	8	11	–	–
Remeasurement of other long-term benefits	–	–	24	5
Benefits expense	$115	$103	$68	$(34)
Government pension plans expense (2)	388	375	–	–
Defined contribution expense	306	290	–	–
Total annual pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	$809	$768	$68	$(34)

(1)
Net interest (income) expense is increased by $nil million for pension plans and $6 million for other employee future benefit plans for 2025 ($nil million and $3 million, respectively, for 2024) as a result of assets written down through other comprehensive income due to the asset ceiling.

(2)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contributions Act .

Summary of Weighted-average Assumptions Used to Determine Benefit Expenses
Weighted-Average Assumptions

	Pension plans		Other employee future benefit plans
	2025	2024	2025		2024
Defined Benefit Expenses
Discount rate at beginning of year (1) (2)	4.9%	5.8%	4.8%		5.7%
Rate of compensation increase	2.1%	2.1%	na		na
Assumed overall health care cost trend rate	na	na	4.8%	(3)	4.8%	(3)

Defined Benefit Obligation
Discount rate at end of year	4.8%	4.9%	4.7%		4.8%
Rate of compensation increase	2.1%	2.1%	na		na
Assumed overall health care cost trend rate	na	na	4.7%	(3)	4.8%	(3)

(1)	The pension benefit current service cost was calculated using a separate discount rate of 4.9% and 5.6% for 2025 and 2024, respectively.
(2)	The other employee future benefit plans current service cost was calculated using a separate discount rate of 5.0% and 5.7% for 2025 and 2024, respectively.
(3)	Trending to 4.0% in 2 041 and remaining at that level thereafter.
na – not applicable

Summary of Current Life Expectancies Underlying the Amounts of the Defined Benefit Obligations
Assumptions regarding future mortality are based on published statistics and mortality tables calibrated to plan experience, when applicable. The current life expectancies underlying the amounts of the defined benefit obligations for our primary plans are as follows:

(Years)	Canada		United States
	2025	2024	2025	2024
Life expectancy for those currently age 65
Males	23.6	24.0	22.0	22.0
Females	24.7	24.3	23.4	23.3

Life expectancy at age 65 for those currently age 45
Males	24.5	24.9	23.2	23.2
Females	25.6	25.2	24.6	24.5

Summary of Changes in Estimated Financial Positions of Defined Benefit Pension Plans and Other Employee Future Benefit Plans

Changes in the estimated financial positions of our defined benefit pension plans and other employee future benefit plans are as follows:

(Canadian $ in millions, except as noted)	Pension plans		Other employee future benefit plans
	2025	2024	2025	2024
Defined benefit obligation
Defined benefit obligation at beginning of year	$8,365	$7,513	$954	$880
Transfer of defined benefit obligation	3	–	(3)	–
Settlements (1)	–	(147)	–	–
Current service cost	177	153	6	5
Interest cost	399	418	45	49
Impact of plan amendments	(19)	–	–	15
Benefits paid	(500)	(481)	(62)	(59)
Employee contributions	21	20	6	6
Actuarial (gains) losses due to:
Changes in demographic assumptions	6	–	(22)	(12)
Changes in financial assumptions	45	851	(2)	81
Plan member experience	71	31	27	(11)
Foreign exchange and other	14	7	1	–
Defined benefit obligation at end of year	8,582	8,365	950	954
Wholly or partially funded defined benefit obligation	8,437	8,205	87	91
Unfunded defined benefit obligation	145	160	863	863
Total defined benefit obligation	8,582	8,365	950	954
Fair value of plan assets
Fair value of plan assets at beginning of year	9,431	8,559	245	138
Settlements (1)	–	(147)	–	–
Impact of plan amendments	–	–	–	100
Interest income	450	479	13	12
Return on plan assets (excluding interest income)	246	979	1	1
Employer contributions	55	25	43	45
Employee contributions	21	20	6	6
Benefits paid	(500)	(481)	(62)	(59)
Administrative expenses	(8)	(12)	–	–
Foreign exchange and other	13	9	2	2
Fair value of plan assets at end of year	9,708	9,431	248	245
Effect of asset ceiling	–	(3)	(74)	(110)
Net surplus (deficit), net of the effect of the asset ceiling	$1,126	$1,063	$(776)	$(819)
Recorded in:
Other assets	1,316	1,252	87	44
Other liabilities	(190)	(189)	(863)	(863)
Net surplus (deficit), net of the effect of the asset ceiling	$1,126	$1,063	$(776)	$(819)
Actuarial gains (losses) recognized in other comprehensive income
Net actuarial gains (losses) on plan assets	246	979	1	1
Effect of asset ceiling	3	(3)	43	(107)
Actuarial gains (losses) on defined benefit obligation due to:
Changes in demographic assumptions	(6)	–	22	15
Changes in financial assumptions	(45)	(851)	3	(74)
Plan member experience	(71)	(31)	(5)	6
Foreign exchange and other	(1)	(3)	–	–
Actuarial gains (losses) recognized in other comprehensive income for the year	$126	$91	$64	$(159)

(1)
We completed a buyout of our UK pension plan in the fourth quarter of 2024, whereby we transferred our defined benefit obligations and an equal amount of plan assets to a third-party insurer, who has assumed responsibility for administering payments to plan members. We do not have any further involvement in the plan. There was no
pre-tax
impact from this transfer. Deferred tax assets and liabilities related to the pension plan were reduced to $nil.

Summary Of Asset Allocation Ranges, Weighted-Average Actual Asset Allocations And Fair Values Of Plan Assets
Our pension and other employee future benefit plan assets are measured at fair value on a recurring basis. The asset allocation ranges, weighted-average actual asset allocations and fair values of plan assets held by our primary plans as at October 31, 2025 and 2024 are as follows:

(Canadian $ in millions)	2025					2024
	Target range	% of total	Quoted	Unquoted	Total	Target range	% of total	Quoted	Unquoted	Total
Equities	15 – 40%	21%	$1,139	$869	$2,008	15 – 40%	22%	$1,060	$852	$1,912
Fixed income investments	40 – 55%	49%	106	4,551	4,657	40 – 55%	49%	96	4,467	4,563
Private investments	10 – 35%	30%	–	2,791	2,791	10 – 35%	29%	–	2,681	2,681
		100%	$1,245	$8,211	$9,456		100%	$1,156	$8,000	$9,156

Summary of Changes in Number of Key Assumption

(Canadian $ in millions, except as noted)	Defined benefit obligation
	Pension plans	Other employee future benefit plans
Discount rate (%)	4.8	4.7
Impact of: 1% increase ($)	(867)	(70)
1% decrease ($)	1,073	83
Rate of compensation increase (%)	2.1	na
Impact of: 0.25% increase ($)	36	na
0.25% decrease ($)	(35)	na
Mortality
Impact of: 1 year shorter life expectancy ($)	(165)	(19)
1 year longer life expectancy ($)	161	19
Assumed overall health care cost trend rate (%)	na	4.7 (1)
Impact of: 1% increase ($)	na	30
1% decrease ($)	na	(28)

(1)	Trending to 4.0% in 2041 and remaining at that level thereafter.
na – not applicable

Summary of Duration of Defined Benefit Obligation
The duration of the defined benefit obligation for our primary plans is as follows:

(Years)	2025	2024
Canadian pension plans	13.1	13.0
U.S. pension plans	7.3	7.5
Canadian other employee future benefit plans	11.4	11.7

Summary of Cash Payments in Connection with Employee Future Benefit Plans
Cash payments we made during the year in connection with our employee future benefit plans are as follows:

(Canadian $ in millions)	Pension plans		Other employee future benefit plans
	2025	2024	2025	2024
Net contributions (refund)	$4	$(25)	$–	$–
Contributions to defined contribution plans	306	290	–	–
Benefits paid directly to pensioners	51	50	47	45
	$361	$315	$47	$45
Our best estimate of the contributions and benefits paid directly to pensioners we expect to make for the year ending October 31, 2026 is approximately $41 million for our defined benefit pension plans and $23 million for our other employee future benefit plans. Benefit payments from our defined benefit and other employee future benefit plans to retirees for the year ending October 31, 2026 are estimated to be $605 million.